As filed with the Securities and Exchange Commission on April 29, 2013

File Nos.
333-46996
811-10157

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	29 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	31 [X]

FRANKLIN GLOBAL TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
Registrant's Telephone Number, Including Area Code

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2) or
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectuses and SAIs of Franklin Global Real Estate Fund, Franklin International Growth Fund and Franklin International Small Cap Growth Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, as amended, and the Investment Company of 1940, as amended.

                           EXPLANATORY NOTE

This Amendment No. 29 (Amendment) to the Registration Statement of Franklin Global Trust (Registrant) on Form N-1A (File No. 811-10175) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No.27 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on November 27, 2012  under the 1940 Act (Accession No. 0001379491-12-000952) (Amendment No. 29), as pertaining to the Parts A and Parts B of the Franklin Global Real Estate Securities Fund, Franklin International Growth Fund and Franklin International Small Cap Growth Fund series of the Registrant (Funds).   The Parts A and the Parts B of the Funds, as filed in Amendment No. 27, are incorporated herein by reference

495 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED DECEMBER 1, 2012

OF

FRANKLIN GLOBAL REAL ESTATE FUND

Franklin Global Trust

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II.  The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees[1]	1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.30%	1.00%	None	None
Other expenses[1,2]	0.38%	0.38%	0.22%	0.38%
Acquired fund fees and expenses	—	—	—	—
Total annual Fund operating expenses	1.68%	2.38%	1.22%	1.38%
Fee waiver and/or expense reimbursement[3]	-0.23%	-0.23%	-0.23%	-0.23%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	1.45%	2.15%	0.99%	1.15%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class’ lower shareholder servicing fees.

3. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired Fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.15% (other than certain non-routine expenses) until November 30, 2014. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” information in the table above has been restated to reflect the current contractual fee waiver and/or expense reimbursement agreement. Pursuant to a previous contractual fee waiver and/or expense reimbursement agreement, the actual "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" for the fiscal year ending July 31, 2012 were 1.37% for Class A shares, 2.07% for Class C shares and 1.07% for Advisor Class shares. Class R6 shares have not commenced operations as of the date of this prospectus. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example

1

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 714	$ 1,053	$ 1,415	$ 2,430
Class C	$ 318	$ 721	$ 1,250	$ 2,699
Class R6	$ 101	$ 363	$ 647	$ 1,453
Advisor Class	$ 117	$ 414	$ 733	$ 1,637
If you do not sell your shares:
Class C	$ 218	$ 721	$ 1,250	$ 2,699

 III.  The “Fund Summary – Performance” section beginning on page 7 is revised with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	26.06%
Worst Quarter:	Q4'08	-32.45%
As of March 31, 2013, the Fund's year-to-date return was 5.17%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

2

	1 Year	5 Years	Since Inception 6/16/2006
Franklin Global Real Estate Fund - Class A
Return Before Taxes	19.73%	-1.57%	-0.33%
Return After Taxes on Distributions	18.68%	-2.89%	-1.67%
Return After Taxes on Distributions and Sale of Fund Shares	13.05%	-2.09%	-1.04%
Franklin Global Real Estate Fund - Class C	25.31%	-1.06%	-0.10%
Franklin Global Real Estate Fund - Advisor Class	27.49%	-0.06%	0.90%
FTSE EPRA/NAREIT Developed Index (index reflects no deduction for fees, expenses or taxes)	28.65%	1.07%	3.48%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

IV.  The “Fund Summary  – Principal Risks – Market” section second paragraph on page 6 is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

V.  The “Fund Summary  – Taxes” section on page 9 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VI.  The “Fund Details – Management” section beginning on page 16 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement including the fees of 0.20% payable, thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  1.00% of the value of average daily net assets up to and including $500 million;
  0.90% of the value of average daily net assets over $500 million up to and including $1 billion;
  0.85% of the value of average daily net assets over $1 billion up to and including $1.5 billion;
  0.80% of the value of average daily net assets over $1.5 billion up to and including $6.5 billion;
  0.78% of the value of average daily net assets over $6.5 billion up to and including $11.5 billion;
  0.76% of the value of average daily net assets over $11.5 billion up to and including $16.5 billion;
  0.74% of the value of average daily net assets over $16.5 billion up to and including $19 billion;
  0.73% of the value of average daily net assets over $19 billion up to and including $21.5 billion; and
  0.72% of the value of average daily net assets over $21.5 billion.

3

The Fund pays FT Institutional a fee for managing the Fund’s assets.  FT Institutional and other affiliated service providers for the Fund have agreed to waive fees or to assume as their own certain expenses otherwise payable by the Fund so that the total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.15% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations), until November 30, 2014.  Under this fee and expense waiver, common fees and expenses of the Fund (including management, administration and other fees) will be waived equally among all classes and, to the extent necessary, transfer agency fees will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount.

For the fiscal year ended July 31, 2012, FT Institutional and the Fund’s administrator agreed to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b‑1 fees) for each class of the Fund did not exceed 1.15% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until November 30, 2013. The management fees before and after such waivers for the fiscal year ended July 31, 2012, were 0.80% and 0.69%, respectively.

VII.  The “Fund Details - Management – Special Servicing Agreement” section on page 18 is deleted in its entirety.

 VIII.  The “Financial Highlights” tables of the Fund Details section beginning on page 23 are updated to include figures for the months ended January 31, 2013:

	Six Months Ended January 31, 2013	Year Ended July 31,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.42	$7.21	$6.40	$5.07	$8.52	$10.87
Income from investment operations[a]:
Net investment income[b]	0.04	0.12	0.13	0.14	0.18	0.26
Net realized and unrealized gains (losses)	0.71	0.17	1.05	1.43	(3.17)	(2.27)
Total from investment operations	0.75	0.29	1.18	1.57	(2.99)	(2.01)
Less distributions from:
Net investment income and net foreign currency	(0.24)	(0.08)	(0.37)	(0.24)	(0.46)	(0.34)
Net realized gains	—	—	—	—	—	(—)[c]
Total distributions	(0.24)	(0.08)	(0.37)	(0.24)	(0.46)	(0.34)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$7.93	$7.42	$7.21	$6.40	$5.07	$8.52

Total return[e]	10.13%	4.12%	18.98%	31.43%	(35.12)%	(18.77)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	1.62%	1.68%	1.73%	1.85%	1.75%	1.61%
Expenses net of waiver and payments by affiliates	1.40%	1.37%	1.35%	1.35%	1.35%	1.39%
Expenses net of waiver and payments by affiliates and expense reduction	1.40%	1.37%	1.35% [g]	1.35% [g]	1.35% [g]	1.38%
Net investment income	1.08%	1.72%	2.02%	2.55%	3.22%	2.69%

Supplemental data
Net assets, end of period (000's)	$70,543	$53,727	$57,141	$29,918	$15,606	$29,038
Portfolio turnover rate	11.75%	25.74%	53.12%	106.64%	77.67%	92.64%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Amount rounds to less than $0.01 per share.
[d]		Effective September 1, 2008, the redemption fee was eliminated.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

4

	Six Months Ended January 31, 2013	Year Ended July 31,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.34	$7.17	$6.35	$5.03	$8.48	$10.82
Income from investment operations[a]:
Net investment income[b]	0.01	0.07	0.09	0.10	0.15	0.20
Net realized and unrealized gains (losses)	0.70	0.16	1.04	1.42	(3.17)	(2.26)
Total from investment operations	0.71	0.23	1.13	1.52	(3.02)	(2.06)
Less distributions from:
Net investment income and net foreign currency gains	(0.18)	(0.06)	(0.31)	(0.20)	(0.43)	(0.28)
Net realized gains	—	—	—	—	—	(—)[c]
Total distributions	(0.18)	(0.06)	(0.31)	(0.20)	(0.43)	(0.28)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$7.87	$7.34	$7.17	$6.35	$5.03	$8.48

Total return[e]	9.75%	3.39%	18.30%	30.62%	(35.68)%	(19.31)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	2.32%	2.38%	2.43%	2.55%	2.44%	2.27%
Expenses net of waiver and payments by affiliates	2.10%	2.07%	2.05%	2.05%	2.04%	2.05%
Expenses net of waiver and payments by affiliates and expense reduction	2.10%	2.07%	2.05% [g]	2.05% [g]	2.04% [g]	2.04%
Net investment income	0.38%	1.02%	1.32%	1.85%	2.53%	2.03%

Supplemental data
Net assets, end of period (000's)	$16,864	$12,043	$11,835	$7,589	$3,748	$8,008
Portfolio turnover rate	11.75%	25.74%	53.12%	106.64%	77.67%	92.64%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Amount rounds to less than $0.01 per share.
[d]		Effective September 1, 2008, the redemption fee was eliminated.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended January 31, 2013	Year Ended July 31,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.46	$7.23	$6.42	$5.08	$8.53	$10.89
Income from investment operations[a]:
Net investment income[b]	0.05	0.13	0.17	0.18	0.19	0.29
Net realized and unrealized gains (losses)	0.71	0.18	1.03	1.41	(3.16)	(2.27)
Total from investment operations	0.76	0.31	1.20	1.59	(2.97)	(1.98)
Less distributions from:
Net investment income and net foreign currency gains	(0.27)	(0.08)	(0.39)	(0.25)	(0.48)	(0.38)
Net realized gains	—	—	—	—	—	—[c]
Total distributions	(0.27)	(0.08)	(0.39)	(0.25)	(0.48)	(0.38)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$7.95	$7.46	$7.23	$6.42	$5.08	$8.53

Total return[e]	10.33%	4.48%	19.33%	31.92%	(34.93)%	(18.55)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	1.32%	1.38%	1.43%	1.55%	1.45%	1.28%
Expenses net of waiver and payments by affiliates	1.10%	1.07%	1.05%	1.05%	1.05%	1.06%
Expenses net of waiver and payments by affiliates and expense reduction	1.10%	1.07%	1.05% [g]	1.05% [g]	1.05% [g]	1.05%
Net investment income	1.38%	2.02%	2.32%	2.85%	3.52%	3.02%

Supplemental data
Net assets, end of period (000's)	$45,233	$39,255	$27,074	$21,354	$34,154	$59,675
Portfolio turnover rate	11.75%	25.74%	53.12%	106.64%	77.67%	92.64%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Amount rounds to less than $0.01 per share.
[d]		Effective September 1, 2008, the redemption fee was eliminated.
[e]		Total return is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

5

IX.  The first paragraph and the table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 26  is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Fund began offering Class R6 shares on May 1, 2013.

X.  The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investments from certain payments” on page 30 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

XI.  The following is added to the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 26:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

6

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

XII. The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 48:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XIII.  The second paragraph under the “Fund Details – Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 60 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

FGT3 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED DECEMBER 1, 2012

OF

FRANKLIN GLOBAL TRUST

(Franklin International Growth Fund, Franklin International Small Cap Growth Fund)

The prospectus is amended as follows:

I.  The following paragraph is added to the “Fund Summaries” and “Fund Details” sections of Franklin International Small Cap Growth Fund:

Effective on or about June 3, 2013, the Fund is closed to new investors, with limited exceptions that would permit the following categories of investors to continue to open new accounts in the Fund: (1) Trustees and officers of the Trust; (2) members of the Fund’s portfolio management team; (3) 401k plans that have signed a letter of intent (dated prior to the Fund’s closure) to invest in the Fund; (4) participants in any 401k plan that is already a shareholder of the Fund or has provided Management with a letter of intent (dated prior to the Fund’s closure) to invest in the Fund; and (5) other Franklin Templeton funds. The Fund reserves the right to modify this policy at any time.

II. The Franklin International Growth Fund and Franklin International Small Cap Growth Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Funds will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

III. The “Fund Summaries – Franklin International Growth Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1.      The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.34%	1.00%	0.50%	None	None
Other expenses[1,2]	0.41%	0.41%	0.41%	0.32%	0.41%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	1.71%	2.37%	1.87%	1.28%	1.37%
Fee waiver and/or expense reimbursement[3]	-0.18%	-0.18%	-0.18%	-0.18%	-0.18%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3,4]	1.53%	2.19%	1.69%	1.10%	1.19%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund’s investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under “Management” in the Fund’s prospectus. Total annual Fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this class’ lower shareholder servicing fees.

3. Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.19% (other than certain non-routine expenses), until November 30, 2014. Management also has contractually agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

4. Total annual Fund operating expenses differ from the ratio of expenses to average net assets show in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$722	$1,066	$1,434	$2,465
Class C	$322	$722	$1,249	$2,694
Class R	$172	$570	$994	$2,177
Class R6	$113	$389	$687	$1,534
Advisor Class	$121	$416	$733	$1,631
If you do not sell your shares:
Class C	$222	$722	$1,249	$2,694

IV. The “Fund Summaries –Franklin International Growth Fund” – “Performance” section beginning on page 6 is replaced with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	29.68%
Worst Quarter:	Q3'11	-21.13%
As of March 31, 2013, the Fund's year-to-date return was 1.87%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	Since Inception 6/3/2008
Franklin International Growth Fund - Class A
Return Before Taxes	15.49%	0.01%
Return After Taxes on Distributions	15.45%	-0.06%
Return After Taxes on Distributions and Sale of Fund Shares	10.37%	0.05%
Franklin International Growth Fund - Class C	20.76%	0.58%
Franklin International Growth Fund - Class R	22.26%	1.06%
Franklin International Growth Fund - Advisor Class	22.93%	1.59%
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)	17.90%	-2.75%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

V.        The “Fund Summaries – Franklin International Small Cap Growth Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 9 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1.      The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.29%	1.00%	0.50%	None	None
Other expenses[1,2]	0.25%	0.25%	0.25%	0.10%	0.25%
Total annual Fund operating expenses	1.49%	2.20%	1.70%	1.05%	1.20%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

2.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 718	$ 1,019	$ 1,341	$ 2,252
Class C	$ 323	$ 688	$ 1,180	$ 2,534
Class R	$ 173	$ 536	$ 923	$ 2,009
Class R6	$ 107	$ 335	$ 581	$ 1,287
Advisor Class	$ 122	$ 381	$ 660	$ 1,455
If you do not sell your shares:
Class C	$ 223	$ 688	$ 1,180	$ 2,534

VI. The “Fund Summaries – Franklin International Small Cap Growth Fund” - Performance” section beginning on page 13 is replaced with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Advisor Class shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

ADVISOR CLASS ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	32.84%
Worst Quarter:	Q4'08	-20.17%
As of March 31, 2013, the Fund's year-to-date return was 7.02%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Franklin International Small Cap Growth Fund - Advisor Class
Return Before Taxes	29.78%	5.22%	16.98%
Return After Taxes on Distributions	28.96%	3.76%	15.11%
Return After Taxes on Distributions and Sale of Fund Shares	20.71%	3.98%	14.68%
Franklin International Small Cap Growth Fund - Class A	21.97%	3.72%	15.91%
Franklin International Small Cap Growth Fund - Class C	27.53%	4.28%	15.79%
Franklin International Small Cap Growth Fund - Class R	29.07%	4.72%	16.37%
MSCI EAFE Small Cap Index (index reflects no deduction for fees, expenses or taxes)	20.42%	-0.51%	12.34%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

Historical performance for Class A, Class C and Class R shares prior to their inception is based on the performance of Advisor Class shares. Class A, Class C and Class R performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Advisor Class and after-tax returns for other classes will vary.

VII.     The “Fund Details - Franklin International Growth Fund – Management” section beginning on page 21 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees of 0.20% payable thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  0.950% of the value of the average daily net assets up to and including $500 million;
  0.850% of the value of the average daily net assets over $500 million up to and including $1 billion;
  0.800% of the value of the average daily net assets over $1 billion up to and including $1.5 billion;
  0.750% of the value of the average daily net assets over $1.5 billion up to and including $6.5 billion;
  0.725% of the value of the average daily net assets over $6.5 billion up to and including $11.5 billion;
  0.700% of the value of the average daily net assets over $11.5 billion up to and including $16.5 billion;
  0.690% of the value of the average daily net assets over $16.5 billion up to and including $19 billion;
  0.680% of the value of the average daily net assets over $19 billion up to and including $21.5 billion; and
  0.670% of the value of the average daily net assets over $21.5 billion.

The Fund pays FT Institutional a fee for managing the Fund’s assets. FT Institutional and other affiliated service providers for the Fund have agreed to waive fees or to assume as their own certain expenses otherwise payable by the Fund so that the total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 1.19% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations), until November 30, 2014.  Under this fee and expense waiver, common fees and expenses of the Fund (including management, administration and other fees) will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount.

For the fiscal year ended July 31, 2012, FT Institutional agreed to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. In addition, FT Institutional and the Fund's administrator have agreed to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.19% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until November 30, 2013. The management fees before and after such waivers were 0.75% and 0.74%.

VIII.    The “Fund Details - Franklin International Growth Fund – Management - Special Servicing Agreement” section on page 22 is deleted in its entirety.

IX.       The “Fund Details – Franklin International Growth Fund” – “Financial Highlights” tables beginning on page 23 are updated to include figures for the six months ended January 31, 2013:

	Six Months Ended January 31, 2013	Year Ended July 31,
Class A	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.11	$9.86	$8.47	$7.47	$8.70	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	0.12	0.11	0.11	0.08	—[d]
Net realized and unrealized gains (losses)	1.36	(0.77)	1.36	0.97	(1.29)	(1.30)
Total from investment operations	1.34	(0.65)	1.47	1.08	(1.21)	(1.30)
Less distributions from net investment income	(0.09)	(0.10)	(0.08)	(0.08)	(0.02)	—
Net asset value, end of period	$10.36	$9.11	$9.86	$8.47	$7.47	$8.70

Total return[e]	14.70%	(6.46)%	17.34%	14.56%	(13.89)%	(13.00)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.53%	1.69%	1.64%	1.96%	5.16%	7.43%
Expenses net of waiver and payments by affiliates	1.49%	1.52%	1.37%	1.32%	1.45%[g]	1.45%
Net investment income (loss)	(0.25)%	1.46%	1.15%	1.40%	1.37%	(0.16)%

Supplemental data
Net assets, end of period (000's)	$27,742	$17,966	$13,640	$8,920	$5,168	$4,431
Portfolio turnover rate	4.90%	28.80%	13.21%	17.07%	14.88%	5.71%

[a]	For the period June 3, 2008 (commencement of operations) to July 31, 2008.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]	Based on average daily shares outstanding.
[d]	Amount rounds to less than $0.01 per share.
[e]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]	Ratios are annualized for periods less than one year.
[g]	Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended January 31, 2013	Year Ended July 31,
Class C	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.00	$9.73	$8.38	$7.42	$8.69	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.05)	0.05	0.04	0.04	0.03	(0.01)
Net realized and unrealized gains (losses)	1.34	(0.74)	1.34	0.96	(1.29)	(1.30)
Total from investment operations	1.29	(0.69)	1.38	1.00	(1.26)	(1.31)
Less distributions from net investment income	(0.03)	(0.04)	(0.03)	(0.04)	(0.01)	—
Net asset value, end of period	$10.26	$9.00	$9.73	$8.38	$7.42	$8.69

Total return[d]	14.32%	(7.08)%	16.43%	13.47%	(14.39)%	(13.10)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.23%	2.35%	2.42%	2.79%	5.86%	8.13%
Expenses net of waiver and payments by affiliates	2.19%	2.18%	2.15%	2.15%	2.15%[f]	2.15%
Net investment income (loss)	(0.95)%	0.80%	0.37%	0.57%	0.67%	(0.86)%

Supplemental data
Net assets, end of period (000's)	$3,623	$2,545	$2,946	$1,126	$507	$51
Portfolio turnover rate	4.90%	28.80%	13.21%	17.07%	14.88%	5.71%

[a]	For the period June 3, 2008 (commencement of operations) to July 31, 2008.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]	Based on average daily shares outstanding.
[d]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]	Ratios are annualized for periods less than one year.
[f]	Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended January 31, 2013	Year Ended July 31,
Class R	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.08	$9.83	$8.45	$7.46	$8.70	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	0.14	0.08	0.08	0.09	(0.01)
Net realized and unrealized gains (losses)	1.35	(0.81)	1.35	0.97	(1.32)	(1.29)
Total from investment operations	1.33	(0.67)	1.43	1.05	(1.23)	(1.30)
Less distributions from net investment income	(0.07)	(0.08)	(0.05)	(0.06)	(0.01)	—
Net asset value, end of period	$10.34	$9.08	$9.83	$8.45	$7.46	$8.70

Total return[d]	14.70%	(6.79)%	17.10%	14.05%	(14.03)%	(13.00)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.73%	1.85%	1.92%	2.29%	5.36%	7.63%
Expenses net of waiver and payments by affiliates	1.69%	1.68%	1.65%	1.65%	1.65%[f]	1.65%
Net investment income (loss)	(0.45)%	1.30%	0.87%	1.07%	1.17%	(0.36)%

Supplemental data
Net assets, end of period (000's)	$186	$150	$47	$41	$24	$9
Portfolio turnover rate	4.90%	28.80%	13.21%	17.07%	14.88%	5.71%

[a]	For the period June 3, 2008 (commencement of operations) to July 31, 2008.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]	Based on average daily shares outstanding.
[d]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]	Ratios are annualized for periods less than one year.
[f]	Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended January 31, 2013	Year Ended July 31,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.13	$9.89	$8.49	$7.48	$8.71	$10.00
Income from investment operations[b]:
Net investment income[c]	—[d]	0.17	0.13	0.15	0.13	—[d]
Net realized and unrealized gains (losses)	1.36	(0.80)	1.36	0.95	(1.33)	(1.29)
Total from investment operations	1.36	(0.63)	1.49	1.10	(1.20)	(1.29)
Less distributions from net investment income	(0.11)	(0.13)	(0.09)	(0.09)	(0.03)	—
Net asset value, end of period	$10.38	$9.13	$9.89	$8.49	$7.48	$8.71

Total return[e]	14.94%	(6.19)%	17.65%	14.66%	(13.58)%	(12.90)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.23%	1.35%	1.42%	1.79%	4.86%	7.13%
Expenses net of waiver and payments by affiliates	1.19%	1.18%	1.15%	1.15%	1.15%[g]	1.15%
Net investment income	0.05%	1.80%	1.37%	1.57%	1.67%	0.14%

Supplemental data
Net assets, end of period (000's)	$65,017	$48,549	$21,873	$11,512	$1,718	$10
Portfolio turnover rate	4.90%	28.80%	13.21%	17.07%	14.88%	5.71%

[a]	For the period June 3, 2008 (commencement of operations) to July 31, 2008.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]	Based on average daily shares outstanding.
[d]	Amount rounds to less than $0.01 per share.
[e]	Total return is not annualized for periods less than one year.
[f]	Ratios are annualized for periods less than one year.
[g]	Benefit of expense reduction rounds to less than 0.01%.

X.        The following is added to the “Fund Details – Franklin International Small Cap Growth Fund” – Management” section beginning on page 34:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees of 0.20% payable thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became 0.95% of the average daily net assets of the Fund.

XI.       The “Fund Details - Franklin International Small Cap Growth Fund – Management - Special Servicing Agreement” section on page 35 is deleted in its entirety.

XII.     The “Fund Details – Franklin International Small Cap Growth Fund” – “Financial Highlights” tables beginning on page 36 are updated to include figures for the six months ended January 31, 2013:

	Six Months Ended January 31, 2013	Year Ended July 31,
Class A	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.38	$16.31	$14.99	$12.33	$19.88	$22.43
Income from investment operations[b]:
Net investment income[c]	0.03	0.25	0.28	0.19	0.13	0.08
Net realized and unrealized gains (losses)	3.95	(1.48)	1.29	2.49	(2.88)	(2.63)
Total from investment operations	3.98	(1.23)	1.57	2.68	(2.75)	(2.55)
Less distributions from:
Net investment income	(0.19)	(0.20)	(0.25)	(0.02)	(0.40)	—
Net realized gains	(0.61)	(0.50)	—	—	(4.40)	—
Total distributions	(0.80)	(0.70)	(0.25)	(0.02)	(4.80)	—
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$17.56	$14.38	$16.31	$14.99	$12.33	$19.88

Total return[f]	28.08%	(7.14)%	10.47%	21.74%	(5.00)%	(11.37)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates and expense reduction	1.47%	1.49%	1.47%	1.52%	2.10%	1.74%
Expenses net of waiver and payments by affiliates	1.31%	1.24%	1.25%	1.25%	1.25%	1.26%
Expenses net of waiver and payments by affiliates and expense reduction	1.31%	1.24%	1.25%	1.25%[h]	1.25%[h]	1.25%
Net investment income	0.36%	1.72%	1.75%	1.32%	1.57%	1.33%

Supplemental data
Net assets, end of period (000's)	$214,604	$166,577	$150,989	$69,739	$10,520	$145
Portfolio turnover rate	18.75%	17.07%	17.52%	30.27%	71.98%	70.52%

[a]	For the period May 15, 2008 (effective date) to July 31, 2008.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]	Based on average daily shares outstanding.
[d]	Effective September 1, 2008, the redemption fee was eliminated.
[e]	Amount rounds to less than $0.01 per share.
[f]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]	Ratios are annualized for periods less than one year.
[h]	Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended January 31, 2013	Year Ended July 31,
Class C	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.25	$16.13	$14.85	$12.29	$19.86	$22.43
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)	0.14	0.17	0.09	0.06	0.04
Net realized and unrealized gains (losses)	3.91	(1.45)	1.27	2.48	(2.87)	(2.61)
Total from investment operations	3.88	(1.31)	1.44	2.57	(2.81)	(2.57)
Less distributions from:
Net investment income	(0.08)	(0.07)	(0.16)	(0.01)	(0.36)	—
Net realized gains	(0.61)	(0.50)	—	—	(4.40)	—
Total distributions	(0.69)	(0.57)	(0.16)	(0.01)	(4.76)	—
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$17.44	$14.25	$16.13	$14.85	$12.29	$19.86

Total return[f]	27.59%	(7.81)%	9.69%	20.93%	(5.51)%	(11.46)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates and expenses reduction	2.18%	2.20%	2.17%	2.22%	2.80%	2.44%
Expenses net of waiver and payments by affiliates	2.02%	1.95%	1.95%	1.95%	1.95%	1.96%
Expenses net of waiver and payments by affiliates and expense reduction	2.02%	1.95%	1.95%	1.95%[h]	1.95%[h]	1.95%
Net investment income (loss)	(0.35)%	1.01%	1.05%	0.62%	0.87%	0.63%

Supplemental data
Net assets, end of period (000's)	$20,208	$14,278	$19,127	$10,378	$1,720	$79
Portfolio turnover rate	18.75%	17.07%	17.52%	30.27%	71.98%	70.52%

[a]	For the period May 15, 2008 (commencement of operations) to July 31, 2008.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]	Based on average daily shares outstanding.
[d]	Effective September 1, 2008, the redemption fee was eliminated.
[e]	Amount rounds to less than $0.01 per share.
[f]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]	Ratios are annualized for periods less than one year.
[h]	Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended January 31, 2013	Year Ended July 31,
Class R	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.35	$16.29	$14.96	$12.33	$19.87	$22.43
Income from investment operations[b]:
Net investment income[c]	0.01	0.22	0.25	0.17	0.14	0.07
Net realized and unrealized gains (losses)	3.94	(1.48)	1.29	2.48	(2.92)	(2.63)
Total from investment operations	3.95	(1.26)	1.54	2.65	(2.78)	(2.56)
Less distributions from:
Net investment income	(0.16)	(0.18)	(0.21)	(0.02)	(0.36)	—
Net realized gains	(0.61)	(0.50)	—	—	(4.40)	—
Total distributions	(0.77)	(0.68)	(0.21)	(0.02)	(4.76)	—
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$17.53	$14.35	$16.29	$14.96	$12.33	$19.87

Total return[f]	27.93%	(7.37)%	10.30%	21.50%	(5.37)%	(11.37)%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates and expense reduction	1.68%	1.70%	1.67%	1.72%	2.30%	1.94%
Expenses net of waiver and payments by affiliates	1.52%	1.45%	1.45%	1.45%	1.45%	1.46%
Expenses net of waiver and payments by affiliates and expense reduction	1.52%	1.45%	1.45%	1.45%[h]	1.45%[h]	1.45%
Net investment income	0.15%	1.51%	1.55%	1.12%	1.37%	1.13%

Supplemental data
Net assets, end of period (000's)	$12,799	$9,755	$7,718	$2,718	$224	$4
Portfolio turnover rate	18.75%	17.07%	17.52%	30.27%	71.98%	70.52%

[a]	For the period May 15, 2008 (effective date) to July 31, 2008.
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]	Based on average daily shares outstanding.
[d]	Effective September 1, 2008, the redemption fee was eliminated.
[e]	Amount rounds to less than $0.01 per share.
[f]	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]	Ratios are annualized for periods less than one year.
[h]	Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended January 31, 2013	Year Ended July 31,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.43	$16.36	$15.02	$12.32	$19.90	$31.70
Income from investment operations[a]:
Net investment income[b]	0.05	0.29	0.34	0.23	0.24	0.41
Net realized and unrealized gains (losses)	3.96	(1.48)	1.29	2.49	(3.01)	(5.13)
Total from investment operations	4.01	(1.19)	1.63	2.72	(2.77)	(4.72)
Less distributions from:
Net investment income	(0.23)	(0.24)	(0.29)	(0.02)	(0.41)	(0.20)
Net realized gains	(0.61)	(0.50)	—	—	(4.40)	(6.88)
Total distributions	(0.84)	(0.74)	(0.29)	(0.02)	(4.81)	(7.08)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$17.60	$14.43	$16.36	$15.02	$12.32	$19.90

Total return[e]	28.25%	(6.87)%	10.83%	22.11%	(5.01)%	(17.16)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	1.18%	1.20%	1.17%	1.22%	1.80%	1.44%
Expenses net of waiver and payments by affiliates	1.02%	0.95%	0.95%	0.95%	0.95%	0.96%
Expenses net of waiver and payments by affiliates and expense reduction	1.02%	0.95%	0.95%	0.95%[g]	0.95%[g]	0.95%
Net investment income	0.65%	2.01%	2.05%	1.62%	1.87%	1.63%

Supplemental data
Net assets, end of period (000's)	$508,234	$376,590	$380,337	$224,101	$13,680	$23,271
Portfolio turnover rate	18.75%	17.07%	17.52%	30.27%	71.98%	70.52%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]	Effective September 1, 2008, the redemption fee was eliminated.
[d]	Amount rounds to less than $0.01 per share.
[e]	Total return is not annualized for periods less than one year.
[f]	Ratios are annualized for periods less than one year.
[g]	Benefit of expense reduction rounds to less than 0.01%.

FOR ALL FUNDS

XIII.    The first paragraph and table of the “Fund Details – Your Account - Choosing a Share Class” section on page 43 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge	See "Qualified Investors –Class R6" below	See "Qualified Investors – Advisor Class” below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

XIV.    The following is added to the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 43:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

XV.     The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investments from certain payments” on page 47 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

XVI.    The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 64:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.*

XVII.  The second paragraph under the “Fund Details – Your Account – Account Policies- Dealer Compensation – Other dealer and financial intermediary compensation” section on page 77 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

495 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2012
OF
FRANKLIN GLOBAL REAL ESTATE FUND

Franklin Global Trust

The statement of additional information is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund's Semiannual Report to Shareholders, for the period ended January 31, 2013, are incorporated by reference (are legally a part of this SAI).

III.  The third paragraph under “Management and Other Services - Shareholder servicing and transfer agent” on page 38 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The first paragraph under the “Management and Other Services – Management fees” section on page 36 is replaced with the following:

Prior to May 1, 2013, the Fund paid the investment manager a fee equal to an annual rate of:

  0.80% of the value of average daily net assets up to and including $500 million;
  0.70% of the value of average daily net assets over $500 million up to and including $1 billion;
  0.65% of the value of average daily net assets over $1 billion up to and including $1.5 billion;
  0.60% of the value of average daily net assets over $1.5 billion up to and including $6.5 billion;
  0.58% of the value of average daily net assets over $6.5 billion up to and including $11.5 billion;
  0.56% of the value of average daily net assets over $11.5 billion up to and including $16.5 billion;
  0.54% of the value of average daily net assets over $16.5 billion up to and including $19 billion;
  0.53% of the value of average daily net assets over $19 billion up to and including $21.5 billion; and
  0.52% of the value of average daily net assets over $21.5 billion.

Effective May 1, 2013, the Fund pays the investment manager a fee equal to an annual rate of:

  1.00% of the value of average daily net assets up to and including $500 million;
  0.90% of the value of average daily net assets over $500 million up to and including $1 billion;
  0.85% of the value of average daily net assets over $1 billion up to and including $1.5 billion;
  0.80% of the value of average daily net assets over $1.5 billion up to and including $6.5 billion;
  0.78% of the value of average daily net assets over $6.5 billion up to and including $11.5 billion;
  0.76% of the value of average daily net assets over $11.5 billion up to and including $16.5 billion;
  0.74% of the value of average daily net assets over $16.5 billion up to and including $19 billion;
  0.73% of the value of average daily net assets over $19 billion up to and including $21.5 billion; and

•         0.72% of the value of average daily net assets over $21.5 billion.

V.  The first paragraph under the “Management and Other Services – Administrator and services provided” section beginning on page 38 is replaced with the following:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager and principal underwriter.

VI.  The first and second paragraphs under the “Management and Other Services – Administration fees” section on page 38 is replaced with the following:

Effective May 1, 2013, following board approval of the combination of the investment management and fund administration agreements, the investment manager pays FT Services a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets.

For the last three fiscal years ended July 31, FT Services was paid the following administration fees:

Administration Fees Paid ($)[1]
2012	0
2011	0
2010	0

1. For the fiscal years ended July 31, 2012, 2011 and 2010, administration fees before any advance waiver, totaled $184,761, $158,256 and $99,398, respectively. Under an agreement by the administrator to waive its fees, the Fund paid administration fees shown.

VII. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 50 is replaced with the following:

The Fund currently offers four classes of shares, Class A, Class C, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin Global Real Estate Fund - Class A
  Franklin Global Real Estate Fund  - Class C
  Franklin Global Real Estate Fund - Class R6
  Franklin Global Real Estate Fund - Advisor Class

VIII. The seventh paragraph under “Organization, Voting Rights and Principal Holders” on page 50 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund and each class. The board members may own shares in other funds in Franklin Templeton Investments.

IX. The first paragraph of the “Buying and Selling Shares - Initial sales charges” section on page 51 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R6 and Advisor Class.

X. The second paragraph under the section entitled “The Underwriter” on page 56 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FGT3 SA- 1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2012
OF

FRANKLIN GLOBAL TRUST

(Franklin International Growth Fund, Franklin International Small Cap Growth Fund)

The statement of additional information is amended as follows:

I.  The Franklin International Growth Fund, Franklin International Small Cap Growth Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Funds will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund's Semiannual Report to Shareholders, for the period ended January 31, 2013, are also incorporated by reference (are legally a part of this SAI).

III. The first paragraph under the “Management and Other Services – Management fees” section on page 23 is replaced with the following:

Prior to May 1, 2013, the International Growth Fund paid the investment manager a fee equal to an annual rate of:

  0.750% of the value of the average daily net assets up to and including $500 million;
  0.650% of the value of the average daily net assets over $500 million up to and including $1 billion;
  0.600% of the value of the average daily net assets over $1 billion up to and including $1.5 billion;
  0.550% of the value of the average daily net assets over $1.5 billion up to and including $6.5 billion;
  0.525% of the value of the average daily net assets over $6.5 billion up to and including $11.5 billion;
  0.500% of the value of the average daily net assets over $11.5 billion up to and including $16.5 billion;
  0.490% of the value of the average daily net assets over $16.5 billion up to and including $19 billion;
  0.480% of the value of the average daily net assets over $19 billion up to and including $21.5 billion; and
  0.470% of the value of the average daily net assets over $21.5 billion.

Effective May 1, 2013, the International Growth Fund pays the investment manager a fee equal to an annual rate of:

  0.950% of the value of the average daily net assets up to and including $500 million;
  0.850% of the value of the average daily net assets over $500 million up to and including $1 billion;
  0.800% of the value of the average daily net assets over $1 billion up to and including $1.5 billion;
  0.750% of the value of the average daily net assets over $1.5 billion up to and including $6.5 billion;
  0.725% of the value of the average daily net assets over $6.5 billion up to and including $11.5 billion;
  0.700% of the value of the average daily net assets over $11.5 billion up to and including $16.5 billion;
  0.690% of the value of the average daily net assets over $16.5 billion up to and including $19 billion;
  0.680% of the value of the average daily net assets over $19 billion up to and including $21.5 billion; and
  0.670% of the value of the average daily net assets over $21.5 billion.

IV. The second paragraph under the “Management and Other Services – Management fees” section on page 23 is replaced with the following:

Prior to May 1, 2013, the International Small Cap Growth Fund paid the investment manager a flat fee equal to an annual rate of 0.75% of the value of its average daily net assets. Effective May 1, 2013, the International Small Cap Growth Fund pays the investment manager a flat fee equal to an annual rate of 0.95% of the value of its average daily net assets.

V.  The first paragraph under the “Management and Other Services – Administrator and services provided” section on page 25 is replaced with the following:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager, sub-advisor and principal underwriter.

VI. The first and second paragraphs under “Management and Other Services – Administration fees” section on page 25 are replaced with the following:

Effective May 1, 2013, following board approval of the combination of the investment management and fund administration agreements, the investment manager pays FT Services a monthly fee equal to an annual rate of 0.20% of the Fund's average daily net assets.

For the last three fiscal years ended July 31, FT Services was paid the following administration fees:

	Administration Fees Paid ($)
	2012	2011	2010
International Growth Fund[1]	12,198	0	0
International Small Cap Growth Fund[2]	0	0	0

1. For the fiscal years ended July 31, 2012, 2011 and 2010, administration fees, before any advance waiver, totaled $95,796, $61,536 and $27,885, respectively. Under an agreement by FT Services to waive its fees, the Fund paid administration fees shown.

2. For the fiscal years ended July 31, 2012, 2011 and 2010, administration fees, before any advance waiver, totaled $1,079,487, $921,075 and $275,143, respectively. Under an agreement by FT Services to waive its fees, the Fund paid administration fees shown.

VII. The third paragraph under the “Management and Other Services - Shareholder servicing and transfer agent” on page 26 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

VIII. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 36 is replaced with the following:

The Fund currently offers five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin International Growth Fund - Class A
  Franklin International Growth Fund - Class C
  Franklin International Growth Fund - Class R
  Franklin International Growth Fund - Class R6
  Franklin International Growth Fund - Advisor Class
  Franklin International Small Cap Growth Fund - Class A
  Franklin International Small Cap Growth Fund - Class C
  Franklin International Small Cap Growth Fund - Class R
  Franklin International Small Cap Growth Fund - Class R6
  Franklin International Small Cap Growth Fund - Advisor Class

IX. The sixth paragraph under “Organization, Voting Rights and Principal Holders” on page 37 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
International Growth Fund
State Street Bank Trste FBO ADP Access 1 Lincoln St. Boston, MA 02111-2901	R	51.71
FTB&T CUST For The ERISA 403B Of East Lyme Board of Education FBO Carol M. Keemon 23 Wolcott Ave. Stonington, CT 06378-2755	R	10.91
MG Trust Company CUST FBO Danville Community CUSD 118 403B 700 17th Street Suite 300 Denver, CO 80202	R	6.06
FTB&T CUST for the Rollover IRA of Kenneth R. Sabino 283 Alva Way Monroeville, PA 15146-4506	R	5.86
International Small Cap Growth Fund
ING Insurance & Annuity Co. 2 1 Orange Way B3N Windsor, CT 06095-4773	R	30.87
ING Insurance & Annuity Co. FBO Separate Account F 1 Orange Way B3N Windsor, CT 06095-4773	R	26.19
DWS Trust CO Trste United Biosource Corp 401K Plan P.O. Box 1757 Salem, NH 03079-1143	R	18.79
FT Conservative Target Fund F/T Fund Allocator 1 Franklin Parkway San Mateo, CA 94403-1906	Advisor	6.17
FT Moderate Target Fund F/T Fund Allocator 1 Franklin Parkway San Mateo, CA 94403-1906	Advisor	12.96
FT Growth Target Fund F/T Fund Allocator 1 Franklin Parkway San Mateo, CA 94403-1906	Advisor	8.57

X. The eighth paragraph under “Organization, Voting Rights and Principal Holders” on page 37 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

XI. The first paragraph under “Buying and Selling Shares – Initial sales charges” on page 38 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

XII. The second paragraph under the section entitled “The Underwriter,” on page 43 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FRANKLIN GLOBAL TRUST

FILE NOS. 333-46996 and 811-10157

PART C

OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust dated May 21, 2007

Filing: Post-Effective Amendment No.15 to Registration Statement on Form N-1A

File No. 333-46996

Filing Date: November 28, 2007

(ii)

Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-46996

Filing Date: November 26, 2008

(b) By-Laws

(i) Amended and Restated By-Laws Filing: Post-Effective Amendment No.15 to Registration Statement on Form N-1A File No. 333-46996 Filing Date: November 28, 2007

(c) Instruments Defining Rights of Security Holders

(i) Amended and Restated Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii) Amended and Restated By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3,4, 6, 7
(d) Articles VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i) Form of Amended and Restated Investment Management Agreement between the Registrant on behalf of Franklin International Smaller Companies Growth Fund and Franklin Advisers, Inc. dated May 1, 2013

(ii) Form of Investment Management between the Registrant, on behalf of Franklin Large Cap Equity Fund and Fiduciary International, Inc., dated as of May 1, 2013

(iii)

Form of Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Templeton Emerging Market Debt Opportunities Fund, and Franklin Templeton Investment Management Limited dated May 1, 2013

(iv) Form of Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Global Real Estate Fund, and Franklin Templeton Institutional, LLC dated May 1, 2013

(v) Form of Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Growth Fund, and Franklin Templeton Institutional, LLC dated May 1, 2013

(vi)

Form of Sub-advisory Agreement between Franklin Templeton Investment Management Limited and Franklin Templeton Institutional, LLC, on behalf of Franklin Templeton Emerging Market Debt Opportunities Fund, dated May 1, 2013

(vii)

Sub-advisory Agreement between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, on behalf of Franklin International Smaller Companies Growth Fund, dated as of March 1, 2006

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 23, 2011

(e) Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011, between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 23, 2011

(ii)

Form of Selling Agreements between registrant and Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: September 30, 2010

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 6 to Registration Statement on Form

N-1A
File No. 333-46996
Filing Date: July 30, 2003

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 6 to Registration Statement on Form

N-1A
File No. 333-46996
Filing Date: July 30, 2003

(iii)

Amendment dated February 27, 1998, to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 6 to Registration Statement on Form

N-1A
File No. 333-46996
Filing Date: July 30, 2003

(iv)

Amendment dated January 5, 2012 to Exhibit A of the Master Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 27, 2012

(v)

Amendment dated May 16, 2001, to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 23, 2011

(vi)

Amendment dated January 5, 2012 to Schedule 1 of Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 27, 2012

(vii)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: March 31, 2006

(viii)

Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 27, 2012

(ix)

Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 23, 2011

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 333-46996

Filing Date: March 31, 2006

(xi)

Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 27, 2012

(h) Other Material Contracts

(i)

Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin International Small-Cap Growth Fund and Franklin Templeton Services, LLC dated February 28, 2012

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 27, 2012

(ii) Form of Subcontract for Fund Administrative Services between Fiduciary International, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Large Cap dated May 1, 2013

(iii)

Form of Subcontract for Fund Administrative Services between Franklin Templeton Institutional, LLC and Franklin Templeton Services, LLC on behalf of Franklin Global Real Estate Fund, and Franklin International Growth Fund dated May 1, 2013

(iv) Form of Subcontract for Fund Administrative Services between Franklin Templeton Investment Management Limited and Franklin Templeton Services, LLC dated May 1, 2013

(i) Legal Opinion

(i) Opinion and Consent of Counsel dated December 14, 2000 Filing: Registration Statement on Form N-1A File No. 333-46996 Filing Date: December 15, 2000

(j) Other Opinion

Not Applicable

(k) Omitted Financial Statements
Not Applicable

(l) Initial Capital Agreements

(i)

Letter of Understanding for Franklin International Smaller Companies Growth Fund
dated October 15, 2002
Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-46996

Filing Date: November 26, 2002

(ii)

Letter of Understanding dated June 19, 2003 for Franklin Large Cap Equity Fund (formerly Fiduciary Large Capitalization Growth and Income Fund)
Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: October 1, 2003

(m) Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Global Real Estate Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form

N-1A
File No. 333-46996
Filing Date: November 25, 2009

(ii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Global Real Estate Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form

N-1A
File No. 333-46996
Filing Date: November 25, 2009

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin International Small Cap Growth Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form

N-1A
File No. 333-46996
Filing Date: November 25, 2009

(iv)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin International Small Cap Growth Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 25, 2009

(v)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin International Small Cap Growth Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 25, 2009

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin International Growth Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 25, 2009

(vii)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b- 1 between Registrant, on behalf of Franklin International Growth Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A
File No. 333-46996
Filing Date: November 25, 2009

(viii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Large Cap Equity Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form

N-1A

File No. 333-46996

Filing Date: November 25, 2009

(ix)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Large Cap Equity Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form

N-1A
File No. 333-46996
Filing Date: November 25, 2009

(x)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Large Cap Equity Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009
Filing: Post-Effective Amendment No. 23 to Registration Statement on Form

N-1A
File No. 333-46996
Filing Date: November 25, 2009

(n) Rule 18f-3 Plan

(i) Amended and Restated Multiple Class Plan on behalf of Franklin Global Real Estate Fund dated December 6, 2012

(ii) Amended and Restated Multiple Class Plan on behalf of Franklin International Small Cap Growth Fund dated December 6, 2012

(iii) Amended and Restated Multiple Class Plan on behalf of Franklin International Growth Fund dated December 6, 2012

(iv)

Multiple Class Plan on behalf of Franklin Large Cap Equity Fund dated April 15, 2008

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form

N-1A

File No. 333-46996

Filing Date: November 25, 2009

(p) Code of Ethics

(i) Code of Ethics dated April 2012 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A File No. 333-46996 Filing Date: November 27, 2012

(q) Power of Attorney

(i) Power of Attorney dated April 30, 2012 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A File No. 333-46996 Filing Date: November 27, 2012

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

a)        Franklin Advisers, Inc.

The officers and directors of Franklin Advisers, Inc. (Advisers),  serves as investment manager of one of the Trust series, also serve as officers and/or directors/trustees for (1) Advisers'  corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)      Fiduciary International, Inc.

Fiduciary International, Inc., (Fiduciary), serves as the investment manager of one of Registrant’s series. Fiduciary is an indirect wholly-owned subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of Fiduciary (SEC File 801-18352), incorporated herein by reference, which sets forth the officers and directors of Fiduciary and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

c)      Franklin Templeton Institutional LLC

Franklin Templeton Institutional LLC (FT Institutional) serves as the investment manager of two series of the Trust and serves as sub-advisor to other series of the Trust. FT Institutional is a wholly-owned subsidiary of Franklin Templeton Distributors, Inc., which is a wholly-owned subsidiary of Resources. For additional information please see part B and Schedules A and D of Form ADV of Investment Management (SEC File No. 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

d)      Franklin Templeton Investment Management Limited

Franklin Templeton Investment Management Limited (Investment Management) serves as the investment manager of one series of the Trust.  Investment Management is an indirect subsidiary of Templeton Worldwide, Inc., which is a subsidiary of Resources.  For additional information please see Part B and Schedules A and D of Form ADV of Investment Management (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of Investment Management and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriters

(a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin Federal Tax-Free Income Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Exempt Money Fund

Franklin Tax-Free Trust

Franklin Templeton Fund Allocator Series

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Templeton Variable Insurance Products Trust

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

(b)     The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File Nos. 008-05889).

(c)    Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA  95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended,  and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2013.

FRANKLIN GLOBAL TRUST

(Registrant)

By:  /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Edward B. Jamieson
Edward B. Jamieson*	President and Chief Executive Officer- Investment Management Dated: April 26, 2013

/s/ Laura F. Fergerson
Laura F. Fergerson*	Chief Executive Officer-Finance and Administration Dated: April 26, 2013
/s/ Gaston Gardey
Gaston Gardey*	Chief Financial Officer and Chief Accounting Officer Dated: April 26, 2013

/s/ Harris J. Ashton	Trustee
Harris J. Ashton*	Dated: April 26, 2013

/s/ San Ginn	Trustee
Sam Ginn*	Dated: April 26, 2013

/s/ Edith E. Holiday	Trustee
Edith E. Holiday*	Dated: April 26, 2013

/s/ Charles B. Johnson	Trustee
Charles B. Johnson*	Dated: April 26, 2013

/s/ Gregory E. Johnson	Trustee
Gregory E. Johnson*	Dated: April 26, 2013

/s/ J. Michael Luttig	Trustee
J. Michael Luttig*	Dated: April 26, 2013

/s/ Frank A. Olson	Trustee
Frank A. Olson*	Dated: April 26, 2013

/s/ Larry D. Thompson	Trustee
Larry D. Thompson*	Dated: April 26, 2013

/s/ John B. Wilson	Trustee
John B. Wilson*	Dated: April 26, 2013

*By: /s/Karen L. Skidmore

Karen L. Skidmore

Attorney-in-Fact (Pursuant to Power of Attorney previously filed)

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

Ex-99.(d)(i)	Form of Amended and Restated Investment Management Agreement between the Registrant on behalf of Franklin International Smaller Companies Growth Fund and Franklin Advisers, Inc. dated May 1, 2013

Ex-99.(d)(ii)	Form of Investment Management between the Registrant, on behalf of Franklin Large Cap Equity Fund and Fiduciary International, Inc., dated as of May 1, 2013

Ex -99.(d)(iii)

Form of Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Templeton Emerging Market Debt Opportunities Fund, and Franklin Templeton Investment Management Limited dated May 1, 2013

Ex -99.(d)(iv)	Form of Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Global Real Estate Fund, and Franklin Templeton Institutional, LLC dated May 1, 2013

Ex -99.(d)(v)	Form of Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Growth Fund, and Franklin Templeton Institutional, LLC dated May 1, 2013

Ex-99(d)(vi)

Form of Sub-advisory Agreement between Franklin Templeton Investment Management Limited and Franklin Templeton Institutional, LLC, on behalf of Franklin Templeton Emerging Market Debt Opportunities Fund, dated May 1, 2013

Ex-99 (h)(ii)	Form of Subcontract for Fund Administrative Services between Fiduciary International, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Large Cap dated May 1, 2013

Ex-99 (h)(iii)

Form of Subcontract for Fund Administrative Services between Franklin Templeton Institutional, LLC and Franklin Templeton Services, LLC on behalf of Franklin Global Real Estate Fund, and Franklin International Growth Fund dated May 1, 2013

Ex-99 (h)(iv)

Form of Subcontract for Fund Administrative Services between Franklin Templeton Investment Management Limited and Franklin Templeton Services, LLC on behalf of Franklin Templeton Emerging Market Debt Opportunities Fund dated May 1, 2013

Ex -99.(n)(i)	Amended and Restated Multiple Class Plan on behalf of Franklin Global Real Estate Fund dated December 6, 2012

Ex-99.(n)(ii)	Amended and Restated Multiple Class Plan on behalf of Franklin International Small Cap Growth Fund dated December 6, 2012

Ex-99.(n)(iii)	Amended and Restated Multiple Class Plan on behalf of Franklin International Growth Fund dated December 6, 2012